FUTURE POLICY BENEFITS - Schedule of Revenue and Interest Recognized in the Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	$ 1,313	$ 502	$ 2,005	$ 694
Interest Expense	137	41	203	51
Life
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	222	114	335	230
Interest Expense	$ 39	$ 30	$ 59	$ 43